FAIR VALUE MEASUREMENTS (Narrative) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
FAIR VALUE MEASUREMENTS [Abstract]
Outstanding convertible notes	$ 26,100,000	$ 94,600,000
Estimated fair value of convertible notes	24,800,000	56,000,000
Long-term bank borrowings (including the current portions)	39,881,428	73,300,000
Fair value of long-term borrowings (including the current portions)	$ 38,600,000	$ 71,800,000